Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 84,013	$ 110,070
Marketable securities	308,401	80,103
Trade and other receivables	9,599	6,089
Merchant cash advances receivable, net	11,896	0
Other current assets	8,989	6,203
Total current assets	422,898	202,465
Long term assets
Property and equipment	45,719	33,048
Intangible assets	6,437	5,826
Goodwill	15,504	2,373
Total long term assets	67,660	41,247
Total assets	490,558	243,712
Current liabilities
Accounts payable and accrued liabilities	45,057	23,689
Current portion of deferred revenue	20,164	12,726
Current portion of lease incentives	1,311	822
Total current liabilities	66,532	37,237
Long term liabilities
Deferred revenue	922	661
Lease incentives	12,628	10,497
Total long term liabilities	13,550	11,158
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 77,030,952 and 56,877,089 issued and outstanding; unlimited Class B multiple voting shares authorized, 12,374,528 and 23,212,769 issued and outstanding	468,494	231,452
Additional paid-in capital	27,009	11,719
Accumulated other comprehensive loss	(1,818)	0
Accumulated deficit	(83,209)	(47,854)
Total shareholders’ equity	410,476	195,317
Total liabilities and shareholders’ equity	$ 490,558	$ 243,712